Stockholders' Equity and Stock Incentive Plans	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stockholders' Equity and Stock Incentive Plans
STOCKHOLDERS' EQUITY AND STOCK INCENTIVE PLANS
Share Repurchase Program
We have in the past, and may in the future, acquire our equity securities through open market purchases, privately negotiated transactions, tender offers, exchange offers, redemptions or otherwise, upon such terms and at such prices as we may determine from time to time. In July 2008, our Board of Directors authorized an amendment to an existing share repurchase program to increase the amount of common stock that can be repurchased to $100 million, and $92.1 million of this authorization remains available at December 31, 2015. We are not obligated to repurchase any shares under this program, and no shares were repurchased during the years ended December 31, 2015, 2014 or 2013.

Subject to applicable corporate securities laws, repurchases under our stock repurchase program may be made at such times and in such amounts as we deem appropriate. Repurchases can be discontinued at any time that we feel additional purchases are not warranted. We intend to fund the repurchases under the stock repurchase program with existing cash resources and availability under our Credit Facility. We are subject to certain limitations regarding the repurchase of common stock, such as restricted payment limitations related to our outstanding notes and our Boyd Gaming Credit Facility.

Dividends
Dividends are declared at the discretion of our Board of Directors. We are subject to certain limitations regarding payment of dividends, such as restricted payment limitations related to our outstanding notes and the Boyd Gaming Credit Facility. No dividends were declared during the years ended December 31, 2015, 2014 or 2013.

Stock Incentive Plan
In May 2012, the Company's stockholders approved the 2012 Stock Incentive Plan (the "2012 Plan"), which amended and restated the Company's 2002 Stock Incentive Plan (the "2002 Plan") to (a) provide for a term ending ten years from the date of stockholder approval at the Annual Meeting, (b) increase the maximum number of shares of the Company's common stock authorized for issuance over the term of the 2012 Plan by 4 million shares from 17 million to 21 million shares, (c) permit the future grant of certain equity-based awards, including awards designed to constitute performance-based compensation under Section 162(m) of the Internal Revenue Code, and (d) make certain other changes. Under our 2012 Plan, approximately 2.6 million shares remain available for grant at December 31, 2015. The number of authorized but unissued shares of common stock under this 2012 Plan as of December 31, 2015 was approximately 11.8 million shares.

Grants made under the 2012 Plan include provisions that entitle the grantee to automatic vesting acceleration in the event of a grantee’s separation from service (including as a result of retirement, death or disability), other than for cause (as defined), after reaching the defined age and years of service thresholds. These provisions result in the accelerated recognition of the stock compensation expense for those grants issued to employees who have met the stipulated thresholds.

Stock Options
Options granted under the 2012 Plan generally become exercisable ratably over a three-year period from the date of grant. Options that have been granted under the 2012 Plan had an exercise price equal to the market price of our common stock on the date of grant and will expire no later than ten years after the date of grant.

Summarized stock option plan activity is as follows:

	Options	Weighted Average Option Price	Weighted Average Remaining Term	Aggregate Intrinsic Value
			(In years)	(In thousands)
Outstanding at January 1, 2013	10,826,004	$23.98
Granted	544,330	9.86
Canceled	(378,202)	20.67
Exercised	(1,848,222)	7.44
Outstanding at December 31, 2013	9,143,910	26.62
Granted	244,351	11.57
Canceled	(1,656,359)	34.79
Exercised	(562,234)	7.39
Outstanding at December 31, 2014	7,169,668	25.73
Granted	200,673	19.98
Canceled	(1,463,497)	39.82
Exercised	(1,301,789)	7.53
Outstanding at December 31, 2015	4,605,055	$26.14	3.7	$21,058

Exercisable at December 31, 2014	6,459,687	$27.52	3.4	$12,662

Exercisable at December 31, 2015	4,085,555	$27.65	3.1	$18,145

Share-based compensation costs related to stock option awards are calculated based on the fair value of each option grant on the date of the grant using the Black-Scholes option pricing model.

The following table summarizes the information about stock options outstanding and exercisable at December 31, 2015:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life (Years)	Weighted-Average Exercise Price	Number Exercisable	Weighted-Average Exercise Price
$5.22-$6.70	599,049	6.2	$5.88	599,049	$5.88
7.55-8.34	553,204	4.6	8.16	553,204	8.16
9.86	416,778	7.9	9.86	260,848	9.86
11.57	244,351	8.9	11.57	81,454	11.57
19.98	200,673	9.8	19.98	—	—
33.31	25,000	2.0	33.31	25,000	33.31
38.11	380,000	1.9	38.11	380,000	38.11
39.00	1,195,500	0.8	39.00	1,195,500	39.00
39.78	965,500	1.8	39.78	965,500	39.78
42.69	25,000	0.8	42.69	25,000	42.69
$5.22-$42.69	4,605,055	3.7	$26.14	4,085,555	$27.65

The total intrinsic value of in-the-money options exercised during the years ended December 31, 2015, 2014 and 2013 was $11.1 million, $2.5 million, and $9.5 million, respectively. The total fair value of options vested during the years ended December 31, 2015, 2014 and 2013 was approximately $1.9 million, $2.3 million, and $3.0 million, respectively. As of December 31, 2015, there was approximately $1.7 million of total unrecognized share-based compensation costs related to unvested stock options, which is expected to be recognized over approximately 0.8 years, the weighted-average remaining requisite service period.

Restricted Stock Units
Our 2012 Plan provides for the grant of Restricted Stock Units ("RSUs"). An RSU is an award which may be earned in whole, or in part, upon the passage of time, and which may be settled for cash, shares, other securities or a combination thereof. The RSUs do not contain voting rights and are not entitled to dividends. The RSUs are subject to the terms and conditions contained in the applicable award agreement and the 2012 Plan. Share-based compensation costs related to RSU awards are calculated based on the market price on the date of the grant.

We annually award RSUs to certain members of our Board of Directors. Each RSU is to be paid in shares of common stock upon the member’s cessation of service to the Company. These RSUs were issued for past service; therefore, they are expensed on the date of issuance.

We also grant RSUs to members of management of the Company, which represents a contingent right to receive one share of our common stock upon vesting. An RSU generally vests on the third anniversary of its issuance and the share-based compensation expense is amortized to expense over the requisite service period.

Summarized RSU activity is as follows:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2013	2,371,147
Granted	1,018,978	$10.03
Canceled	(46,131)
Awarded	(588,195)
Outstanding at December 31, 2013	2,755,799
Granted	696,249	$11.63
Canceled	(201,660)
Awarded	(715,892)
Outstanding at December 31, 2014	2,534,496
Granted	541,016	$19.05
Canceled	(40,800)
Awarded	(713,886)
Outstanding at December 31, 2015	2,320,826

As of December 31, 2015, there was approximately $7.3 million of total unrecognized share-based compensation costs related to unvested RSUs, which is expected to be recognized over approximately 2.4 years.

Performance Stock Units
Our 2012 Plan provides for the grant of Performance Stock Units ("PSUs"). A PSU is an award which may be earned in whole, or in part, upon the passage of time, and the attainment of performance criteria, and which may be settled for cash, shares, other securities or a combination thereof. The PSUs do not contain voting rights and are not entitled to dividends. The PSUs are subject to the terms and conditions contained in the applicable award agreement and our 2012 Plan.

Each PSU represents a contingent right to receive a share of Boyd Gaming Corporation common stock; however, the actual number of common shares awarded is dependent upon the occurrence of: (i) a requisite service period; and (ii) an evaluation of specific performance conditions. The performance conditions are based on Company metrics for net revenue growth, EBITDA growth and customer service scores, all of which are determined on a comprehensive annual three-year growth rate. Based upon actual and combined achievement, the number of shares awarded could range from zero, if no conditions are met, a 50% payout if only threshold performance is achieved, a payout of 100% for target performance, or a payout of up to 200% of the original award for achievement of maximum performance. Each condition weighs equally and separately in determining the payout, and based upon management's estimates at the service inception date, the Company is expected to meet the target for each performance condition. Therefore, the related compensation cost of these PSUs assumes all units granted will be awarded. Share-based compensation costs related to PSU awards are calculated based on the market price on the date of the grant.

These PSUs will vest three years from the service inception date, during which time achievement of the related performance conditions is periodically evaluated, and the number of shares expected to be awarded, and resulting compensation expense, is adjusted accordingly.

Performance Shares Vesting
The PSU grant awarded in December 2011 vested during first quarter 2015. A total of 654,478 common shares, representing approximately 1.67 shares per PSU, were issued based on the determination by the Compensation Committee of the Board of Directors of our actual achievement of net revenue growth, Earnings Before Interest, Taxes, Depreciation and Amortization ("EBITDA") growth and customer service scores for the three-year performance period of the grant. The actual achievement level under these award metrics equaled the estimated performance as of year-end 2014; therefore, the vesting of the PSUs did not impact compensation costs in our 2015 consolidated statement of operations.

As provided under the provisions of our Stock Incentive Plan, certain of the participants elected to surrender a portion of the shares to be received to pay the withholding and other payroll taxes payable on the compensation resulting from the vesting of the PSUs. Of the 654,478 shares issued, a total of 177,274 shares were surrendered by the participants for this purpose, resulting in a net issuance of 477,204 shares due to the vesting of the 2011 grant.

Summarized PSU activity is as follows:

	Performance Stock Units	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2013	829,130
Granted	—
Canceled	(7,497)
Awarded	—
Outstanding at December 31, 2013	821,633
Granted	694,294	$11.01
Canceled	(104,287)
Awarded	—
Outstanding at December 31, 2014	1,411,640
Granted	240,156	$16.75
Performance Adjustment	264,306
Canceled	(2,677)
Awarded	(663,945)
Outstanding at December 31, 2015	1,249,480

The Company approved the issuance of approximately 380,000 PSUs to participating employees during fourth quarter 2013. The performance criteria for these PSUs were set subsequent to year-end 2013, so these PSUs were not considered granted for accounting purposes as of December 31, 2013, and are included in the shares granted during 2014 in the table above. As of December 31, 2015, there was approximately $2.0 million of total unrecognized share-based compensation costs related to unvested PSUs, which is expected to be recognized over approximately 2.4 years. Based on the current estimates of performance compared to the targets set for the respective PSU grants, the Company estimates that approximately 1.1 million shares will be issued to settle the PSUs outstanding at December 31, 2015.

Career Shares
Our Career Shares Program is a stock incentive award program for certain executive officers to provide for additional capital accumulation opportunities for retirement. The program incentivizes and rewards executives for their period of service. Our Career Shares Program was adopted in December 2006, and modified in October 2010, as part of the overall update of our compensation programs. The Career Shares Program rewards eligible executives with annual grants of Boyd Gaming Corporation stock units, to be paid out at retirement. The payout at retirement is dependent upon the executive's age at such retirement and the number of years of service with the Company. Executives must be at least 55 years old and have at least 10 years of service to receive any payout at retirement. Career Shares do not contain voting rights and are not entitled to dividends. Career Shares are subject to the terms and conditions contained in the applicable award agreement and our 2012 Plan. The Career Share awards are tranched by specific term, in the following periods: 10 years, 15 years and 20 years of service. These grants vest over the remaining period of service required to fulfill the requisite years in each of these tranches, and compensation expense is recorded in accordance with the specific vesting provisions. Share-based compensation costs related to Career Shares awards are calculated based on the market price on the date of the grant.

Summarized Career Shares activity is as follows:

	Career Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2013	702,826
Granted	200,043	$6.78
Canceled	(125)
Awarded	(8,437)
Outstanding at December 31, 2013	894,307
Granted	122,015	$11.31
Canceled	(85,765)
Awarded	(33,972)
Outstanding at December 31, 2014	896,585
Granted	103,018	$12.51
Canceled	—
Awarded	(31,028)
Outstanding at December 31, 2015	968,575

As of December 31, 2015, there was approximately $1.1 million of total unrecognized share-based compensation costs related to unvested Career Shares.

Share-Based Compensation
We account for share-based awards exchanged for employee services in accordance with the authoritative accounting guidance for share-based payments. Under the guidance, share-based compensation expense is measured at the grant date, based on the estimated fair value of the award, and is recognized as expense, net of estimated forfeitures, over the employee's requisite service period.

The following table summarizes our share-based compensation costs by award type:

	Year Ended December 31,
(In thousands)	2015	2014	2013
Stock Options	$2,821	$2,733	$2,666
Restricted Stock Units	9,909	8,010	10,610
Performance Stock Units	5,135	6,537	3,678
Career Shares	1,399	1,196	1,937
Total share-based compensation costs	$19,264	$18,476	$18,891

The following table provides classification detail of the total costs related to our share-based employee compensation plans reported in our consolidated statements of operations:

	Year Ended December 31,
(In thousands)	2015	2014	2013
Gaming	$393	$387	$351
Food and beverage	75	74	67
Room	36	35	32
Selling, general and administrative	1,996	1,965	1,787
Corporate expense	16,764	16,207	16,654
Other operating items, net	—	(192)	—
Total share-based compensation expense	$19,264	$18,476	$18,891